Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance increased amount	$ 39,272
Unrecognized tax benefits	1,028	$ 1,028	$ 1,270
United States Federal And State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 109,544	102,723
Operating loss carryforwards expiration year	2040
Tax credit carryforwards	$ 5,674	$ 5,674
Tax credit carryforwards expiration year	2032